Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Other Information
Operating cash flows from operating leases	$ 10,475
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,526
Weighted-average remaining lease term-operating leases	5 years 9 months 18 days
Weighted-average discount rate-operating leases	9.33%